FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of recurring basis to determine the fair value of the liability

	Fair value measured as of September 30, 2023
	Fair value on Sept 30, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	$210,910	$–	$–	$210,910
Derivative Liability	367,436	–	–	367,436
Total Fair value	$578,346	$–	$–	$578,346

Schedule of liabilities measures at fair value

	Warrant Liability	Derivative Liability	Total
Balance - January 1, 2023	$–	$–	$–
Additional warrant and derivative liability	579,818	316,980	896,798
Change in fair value	(368,908)	50,456	(318,452)
Balance - September 30, 2023	$210,910	$367,436	$578,346

Schedule of assumptions

	As of Issuance	As of Sept 30, 2023
	Warrant Liability	Warrant Liability
Strike Price	$0.63	$0.63
Contractual term (years)	5.0	5.0
Volatility (annual)	80.0%	80.0%
Risk-free rate	3.52%	4.64%
Floor Financing price	$0.50	$0.50